Interest-bearing loans and borrowings - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Liabilities
Total liability-related other changes	$ 64,781	$ 23,853
Equity
Total equity-related other changes (Note 15)	809,019	236,016
Total
Liabilities and equity beginning balance	3,869,744	3,672,762
Proceeds from loans and borrowings (Note 17)	2,124,850	1,038,450
Proceeds from issue of other borrowings (Note 17)	569,277	231,845
Proceeds from transfer of treasury shares (Note 15)	0	1,080
Repayment of sale and leaseback agreement (Note 17)	(96,006)	(22,667)
Transaction costs related to loans and borrowings (Note 17)	(14,530)	(5,871)
Repayment of borrowings (Note 17)	(2,933,724)	(976,670)
Repayment of commercial paper (Note 17)	(458,272)	(279,314)
Repayment of lease liabilities (Note 17)	(21,942)	(25,527)
Dividend paid	(630,540)	(24,213)
Total changes from financing cash flows	(1,460,887)	(62,887)
Amortization of transaction costs (Note 17)	16,531	5,791
Amortization of above par issuance (Note 17)	(57)	(57)
Amortization of below par issuance (Note 17)	28	28
New leases (Note 17)	2,312	14,060
Remeasurement (Note 17)	27,158
Interest expense (Note 6)	10,054	10,046
Translation differences (Note 17)	2,627	(6,015)
Other	6,128
Total equity-related other changes (Note 15)	809,019	236,016
Liabilities and equity ending balance	3,282,657	3,869,744
Share capital / premium
Equity
Equity beginning balance	1,917,484	1,941,697
Proceeds from loans and borrowings (Note 17)	0	0
Proceeds from issue of other borrowings (Note 17)	0	0
Proceeds from transfer of treasury shares (Note 15)	0	0
Repayment of sale and leaseback liability (Note 17)	0	0
Transaction costs related to loans and borrowings (Note 17)	0	0
Repayment of borrowings (Note 17)	0	0
Repayment of commercial paper (Note 17)	0	0
Repayment of lease liabilities (Note 17)	0	0
Dividend paid	(211,807)	(24,213)
Total changes from financing cash flows, equity	(211,807)	(24,213)
Total equity-related other changes (Note 15)	0	0
Equity ending balance	1,705,677	1,917,484
Total
Total equity-related other changes (Note 15)	0	0
Reserves
Equity
Equity beginning balance	33,029	2,849
Proceeds from loans and borrowings (Note 17)	0	0
Proceeds from issue of other borrowings (Note 17)	0	0
Proceeds from transfer of treasury shares (Note 15)	0	0
Repayment of sale and leaseback liability (Note 17)	0	0
Transaction costs related to loans and borrowings (Note 17)	0	0
Repayment of borrowings (Note 17)	0	0
Repayment of commercial paper (Note 17)	0	0
Repayment of lease liabilities (Note 17)	0	0
Dividend paid	0	0
Total changes from financing cash flows, equity	0	0
Total equity-related other changes (Note 15)	(31,654)	30,180
Equity ending balance	1,375	33,029
Total
Total equity-related other changes (Note 15)	(31,654)	30,180
Treasury shares
Equity
Equity beginning balance	(163,024)	(164,104)
Proceeds from loans and borrowings (Note 17)	0	0
Proceeds from issue of other borrowings (Note 17)	0	0
Proceeds from transfer of treasury shares (Note 15)	0	1,080
Repayment of sale and leaseback liability (Note 17)	0	0
Transaction costs related to loans and borrowings (Note 17)	0	0
Repayment of borrowings (Note 17)	0	0
Repayment of commercial paper (Note 17)	0	0
Repayment of lease liabilities (Note 17)	0	0
Dividend paid	0	0
Total changes from financing cash flows, equity	0	1,080
Total equity-related other changes (Note 15)	0	0
Equity ending balance	(163,024)	(163,024)
Total
Total equity-related other changes (Note 15)	0	0
Retained earnings
Equity
Equity beginning balance	385,976	180,140
Proceeds from loans and borrowings (Note 17)	0	0
Proceeds from issue of other borrowings (Note 17)	0	0
Proceeds from transfer of treasury shares (Note 15)	0	0
Repayment of sale and leaseback liability (Note 17)	0	0
Transaction costs related to loans and borrowings (Note 17)	0	0
Repayment of borrowings (Note 17)	0	0
Repayment of commercial paper (Note 17)	0	0
Repayment of lease liabilities (Note 17)	0	0
Dividend paid	(418,733)	0
Total changes from financing cash flows, equity	(418,733)	0
Total equity-related other changes (Note 15)	840,673	205,836
Equity ending balance	807,916	385,976
Total
Total equity-related other changes (Note 15)	840,673	205,836
Loans and borrowings
Liabilities
Liabilities beginning balance	1,333,183	1,205,148
Proceeds from loans and borrowings (Note 17)	2,124,850	1,038,450
Proceeds from issue of other borrowings (Note 17)	0	0
Proceeds from transfer of treasury shares (Note 15)	0	0
Repayment of sale and leaseback agreement (Note 17)	0	0
Transaction costs related to loans and borrowings (Note 17)	(13,761)	(5,871)
Repayment of borrowings (Note 17)	(2,933,724)	(909,470)
Repayment of commercial paper (Note 17)	0	0
Repayment of lease liabilities (Note 17)	0	0
Dividend paid	0	0
Total changes from financing cash flows, liabilities	(822,635)	123,109
Amortization of transaction costs (Note 17)	15,835	4,926
Amortization of above par issuance (Note 17)	0	0
Amortization of below par issuance (Note 17)	0	0
New leases (Note 17)	0	0
Remeasurement (Note 17)	0
Interest expense (Note 6)	0	0
Translation differences (Note 17)	0	0
Other	1,976
Total liability-related other changes	17,811	4,926
Liabilities ending balance	528,359	1,333,183
Other Notes
Liabilities
Liabilities beginning balance	197,556	263,920
Proceeds from loans and borrowings (Note 17)	0	0
Proceeds from issue of other borrowings (Note 17)	0	0
Proceeds from transfer of treasury shares (Note 15)	0	0
Repayment of sale and leaseback agreement (Note 17)	0	0
Transaction costs related to loans and borrowings (Note 17)	0	0
Repayment of borrowings (Note 17)	0	(67,200)
Repayment of commercial paper (Note 17)	0	0
Repayment of lease liabilities (Note 17)	0	0
Dividend paid	0	0
Total changes from financing cash flows, liabilities	0	(67,200)
Amortization of transaction costs (Note 17)	692	865
Amortization of above par issuance (Note 17)	(57)	(57)
Amortization of below par issuance (Note 17)	28	28
New leases (Note 17)	0	0
Remeasurement (Note 17)	0
Interest expense (Note 6)	0	0
Translation differences (Note 17)	0	0
Other	3,733
Total liability-related other changes	4,396	836
Liabilities ending balance	201,952	197,556
Other borrowings
Liabilities
Liabilities beginning balance	136,861	204,061
Proceeds from loans and borrowings (Note 17)	0	0
Proceeds from issue of other borrowings (Note 17)	569,277	231,845
Proceeds from transfer of treasury shares (Note 15)	0	0
Repayment of sale and leaseback agreement (Note 17)	(96,006)	(22,667)
Transaction costs related to loans and borrowings (Note 17)	(769)	0
Repayment of borrowings (Note 17)	0	0
Repayment of commercial paper (Note 17)	(458,272)	(279,314)
Repayment of lease liabilities (Note 17)	0	0
Dividend paid	0	0
Total changes from financing cash flows, liabilities	14,230	(70,136)
Amortization of transaction costs (Note 17)	4	0
Amortization of above par issuance (Note 17)	0	0
Amortization of below par issuance (Note 17)	0	0
New leases (Note 17)	0	0
Remeasurement (Note 17)	0
Interest expense (Note 6)	9,423	8,809
Translation differences (Note 17)	2,609	(5,873)
Other	419
Total liability-related other changes	12,455	2,936
Liabilities ending balance	163,546	136,861
Lease liabilities
Liabilities
Liabilities beginning balance	28,679	39,051
Proceeds from loans and borrowings (Note 17)	0	0
Proceeds from issue of other borrowings (Note 17)	0	0
Proceeds from transfer of treasury shares (Note 15)	0	0
Repayment of sale and leaseback agreement (Note 17)	0	0
Transaction costs related to loans and borrowings (Note 17)	0	0
Repayment of borrowings (Note 17)	0	0
Repayment of commercial paper (Note 17)	0	0
Repayment of lease liabilities (Note 17)	(21,942)	(25,527)
Dividend paid	0	0
Total changes from financing cash flows, liabilities	(21,942)	(25,527)
Amortization of transaction costs (Note 17)	0	0
Amortization of above par issuance (Note 17)	0	0
Amortization of below par issuance (Note 17)	0	0
New leases (Note 17)	2,312	14,060
Remeasurement (Note 17)	27,158
Interest expense (Note 6)	631	1,237
Translation differences (Note 17)	18	(142)
Other	0
Total liability-related other changes	30,119	15,155
Liabilities ending balance	$ 36,856	$ 28,679